Income taxes - Net Operating Loss and Capital Loss Carryforwards (Details) $ in Millions	Dec. 31, 2020 USD ($)
Net Operating Loss and Capital Loss Carryforwards
Total	$ 1,594.7
Gross deferred tax asset	315.3
Valuation allowance	(103.5)
Net deferred tax asset	211.8
Operating loss carryforward subject to annual limitation	76.0
Operating loss carryforward subject to SRLY provisions	11.0
Valuation allowance	134.8
U.S.
Net Operating Loss and Capital Loss Carryforwards
Total	163.0
Gross deferred tax asset	33.6
Valuation allowance	0.0
Net deferred tax asset	33.6
Valuation allowance	14.1
Luxembourg
Net Operating Loss and Capital Loss Carryforwards
Total	905.8
Gross deferred tax asset	225.9
Valuation allowance	(69.9)
Net deferred tax asset	156.0
Operating loss carryforwards	633.1
Valuation allowance	69.9
Sweden
Net Operating Loss and Capital Loss Carryforwards
Total	349.1
Gross deferred tax asset	22.2
Valuation allowance	0.0
Net deferred tax asset	22.2
Valuation allowance	15.8
U.K.
Net Operating Loss and Capital Loss Carryforwards
Total	176.8
Gross deferred tax asset	33.6
Valuation allowance	(33.6)
Net deferred tax asset	0.0
Valuation allowance	35.0
2019-2023
Net Operating Loss and Capital Loss Carryforwards
Total	6.5
2019-2023 | U.S.
Net Operating Loss and Capital Loss Carryforwards
Total	6.5
2019-2023 | Luxembourg
Net Operating Loss and Capital Loss Carryforwards
Total	0.0
2019-2023 | Sweden
Net Operating Loss and Capital Loss Carryforwards
Total	0.0
2019-2023 | U.K.
Net Operating Loss and Capital Loss Carryforwards
Total	0.0
2024-2038
Net Operating Loss and Capital Loss Carryforwards
Total	183.3
2024-2038 | U.S.
Net Operating Loss and Capital Loss Carryforwards
Total	135.3
2024-2038 | Luxembourg
Net Operating Loss and Capital Loss Carryforwards
Total	48.0
2024-2038 | Sweden
Net Operating Loss and Capital Loss Carryforwards
Total	0.0
2024-2038 | U.K.
Net Operating Loss and Capital Loss Carryforwards
Total	0.0
No expiration date
Net Operating Loss and Capital Loss Carryforwards
Total	1,404.9
No expiration date | U.S.
Net Operating Loss and Capital Loss Carryforwards
Total	21.2
No expiration date | Luxembourg
Net Operating Loss and Capital Loss Carryforwards
Total	857.8
No expiration date | Sweden
Net Operating Loss and Capital Loss Carryforwards
Total	349.1
No expiration date | U.K.
Net Operating Loss and Capital Loss Carryforwards
Total	176.8
Expire in between 2022 to 2025
Net Operating Loss and Capital Loss Carryforwards
Operating loss carryforward subject to annual limitation	6.3
Expire in between 2030 to 2032
Net Operating Loss and Capital Loss Carryforwards
Operating loss carryforward subject to annual limitation	69.7
Expires in 2020 and 2021 | U.S.
Net Operating Loss and Capital Loss Carryforwards
Operating loss carryforwards	17.9
Refundable in 2023
Net Operating Loss and Capital Loss Carryforwards
Operating loss carryforwards	0.1
Expire in between 2021 to 2024 | Sweden
Net Operating Loss and Capital Loss Carryforwards
Operating loss carryforwards	$ 23.8